Note 13 - Income Taxes	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Income Tax Disclosure [Text Block]
NOTE
1
3
Income Taxes
Income tax expense for the years ended
December 31, 2019,
2018
and
2017
is as follows:

(Dollars in thousands)	2019	2018	2017
Current:
Federal	$2,141	1,690	2,287
State	687	115	10
Total current	2,828	1,805	2,297
Deferred:
Federal	256	234	1,412
State	240	849	693
Total deferred	496	1,083	2,105
Income tax expense	$3,324	2,888	4,402

The reasons for the difference between the expected income tax expense utilizing the federal corporate tax rate of
21%
in
2019
and
2018,
and
34%
in
2017
and the actual income tax expense are as follows:

(Dollars in thousands)	2019	2018	2017
Expected federal income tax expense	$2,334	2,336	2,994
Items affecting federal income tax:
State income taxes, net of federal income tax deduction	852	559	529
Change in federal tax rate	0	0	1,062
Other, net	138	(7)	(183)
Income tax expense	$3,324	2,888	4,402

The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities are as follows at
December 31:

(Dollars in thousands)	201 9	2018
Deferred tax assets:
Allowances for loan losses	$2,394	2,428
Deferred compensation costs	158	154
Deferred ESOP loan asset	453	473
Nonaccruing loan interest	78	185
State net operating loss carryforward	42	160
Alternative minimum tax credit carryforward	0	208
Net unrealized loss on securities available for sale	0	426
Other	140	91
Total gross deferred tax assets	3,265	4,125

Deferred tax liabilities:
Deferred loan costs	344	367
Premises and equipment basis difference	526	509
Originated mortgage servicing rights	607	519
Federal tax liability on state net operating loss carryforwards	9	34
Net unrealized gain on securities available for sale	18	0
Other	59	54
Total gross deferred tax liabilities	1,563	1,483
Net deferred tax assets	$1,702	2,642

The Company has
no
federal and
$0.8
million of state net operating loss carryforwards at
December 31, 2019.

On
December 22, 2017
the Tax Cuts and Jobs Act became law. Among other things, this law reduced the corporate tax rate for the Company from
34%
to
21%
effective
January 1, 2018.
In accordance with accounting guidelines, this change in the tax rate was reflected as an adjustment to the Company’s deferred tax items at
December 31, 2017.
The net result of this adjustment was to reduce the Company’s net deferred tax asset by
$1.1
million with a corresponding increase to income tax expense in the fourth
quarter of
2017.

Retained earnings at
December 31, 2019
included approximately
$8.8
million for which
no
provision for income taxes was made. This amount represents allocations of income to bad debt deductions for tax purposes. Reduction of amounts so allocated for purposes other than absorbing losses will create income for tax purposes, which will be subject to the then-current corporate income tax rate.

The Company considers the determination of the deferred tax asset amount and the need for any valuation reserve to be a critical accounting policy that requires significant judgment. The Company has, in its judgment, made reasonable assumptions and considered both positive and negative evidence relating to the ultimate realization of deferred tax assets. Positive evidence includes the cumulative net income generated over the prior three
year period and the probability that taxable income will be generated in future periods. The Company could not
currently identify any negative evidence. Based upon this evaluation, the Company determined that no
valuation allowance was required with respect to the net deferred tax assets at
December 31, 2019
and
2018.